Investments and Fair Value Measurement - Summary of Investments in Debt Securities that are Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Investment in debt securities, Amortized costs basis	$ 1,995	$ 4,943
Investment in debt securities, Gross unrealized gains	0	2
Investment in debt securities, Gross unrealized losses	0	0
Investment in debt securities, Fair value	$ 1,995	$ 4,945